Estimated Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2015	$ 14,488
2016	14,183
2017	14,044
2018	13,153
2019	11,847
Thereafter	474,533
Net Balance	$ 542,248	$ 24,556